The Company and Summary of Significant Accounting Policies- Additional Information (Detail) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of Operating Segments | segment	1									1
Net loss	$ 61,933	$ 45,326	$ 41,409	$ 37,390	$ 35,304	$ 40,616	$ 32,834	$ 34,080	$ 35,037	$ 159,429	$ 142,568	$ 120,587
Working capital surplus	476,800	255,600								255,600
Accumulated deficit	906,137	844,204				$ 684,775				844,204	$ 684,775
Cash, cash equivalents, and short-term investments	$ 511,300	$ 290,100								$ 290,100
Cash and cash equivalents, and investments, expected funding term for operating plan (in months)	12 months									12 months